Share capital - Additional Information (Detail)								9 Months Ended	12 Months Ended
	May 04, 2026 USD ($) $ / shares shares	Jan. 05, 2026 USD ($) shares	Oct. 27, 2025 USD ($) yr $ / shares shares	Oct. 20, 2025 USD ($) yr $ / shares shares	Jun. 20, 2025 USD ($) shares	May 01, 2025 USD ($)	Jan. 24, 2025 shares	Sep. 30, 2026 USD ($) yr shares $ / shares	Dec. 31, 2025 USD ($) yr shares $ / shares	Nov. 29, 2024 USD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Issue of equity								$ 17,500,000
Share capital			$ 27,997,460	$ 27,997,460				357,675,130	$ 328,544,223
Share issue related cost								4,357,721
Warrant liability			633,638	$ 633,638				$ 6,385,500	$ 5,559,800
Exercise price | $ / shares	$ 0.001			$ 0.001				$ 1.19
Grant date fair value of warrants				$ 8,918,500						$ 519,100
Number of share options exercised in share-based payment arrangement | shares							10,000	0	10,000
Equity Line of Credit Agreement [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares		191,326			215,852				3,750,000
Share capital									$ 6,064,500
Share issue related cost									$ 65,000
Share options exercised		$ 375,000			$ 375,000
Equity Line of Credit Agreement [Member] | First Tranche [Member]
Disclosure of classes of share capital [line items]
Issue of equity					$ 375,000	$ 375,000
Maximum [Member] | Equity Line of Credit Agreement [Member]
Disclosure of classes of share capital [line items]
Share issue related cost						$ 75,000,000
Warrants [member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares										100,000
Share issue related cost			$ 440,277	$ 440,277
Exercise price of outstanding share options | $ / shares										$ 19.5
Expected dividend as percentage, share options granted								0.00%	0.00%
Expected volatility, share options granted								70.70%	75.80%
Risk free interest rate, share options granted								2.32%	2.55%
Exercise price, share options granted | $ / shares								$ 2.17	$ 1.89
Option life, share options granted | yr								0.16	0.90
Warrants [member] | Potential ordinary share transactions [member]
Disclosure of classes of share capital [line items]
Share issue related cost	$ 3,090,545
Common Units [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares			9,450,000	9,450,000
Par value per share | $ / shares			$ 2	$ 2
Common Units [Member] | Potential ordinary share transactions [member]
Disclosure of classes of share capital [line items]
Share issue related cost	$ 1,182,176
Common Warrants [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares			14,000,000	14,000,000
Exercise price of outstanding share options | $ / shares			$ 3	$ 3.00
Warrant expiration date			Oct. 20, 2030	Oct. 20, 2030
Grant date fair value of warrants			$ 8,918,500	$ 8,918,500				$ 6,385,500	$ 5,559,700
Expected dividend as percentage, share options granted			0.00%	0.00%				0.00%	0.00%
Expected volatility, share options granted			36.20%	36.20%				34.35%	36.70%
Risk free interest rate, share options granted			2.62%	2.62%				3.69%	2.96%
Exercise price, share options granted | $ / shares			$ 2.33	$ 2.33				$ 2.17	$ 1.89
Option life, share options granted | yr			5	5				4.06	4.8
Pre-funded Warrant [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares			4,550,000	4,550,000
Par value per share | $ / shares			$ 1.999	$ 1.999				$ 0.001
Exercise price of outstanding share options | $ / shares			$ 0.001	$ 0.001
Pre-funded Warrant [Member] | Potential ordinary share transactions [member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares	18,300,000
Par value per share | $ / shares	$ 2.499
Deferred Stock Units [Member]
Disclosure of classes of share capital [line items]
Number of share options exercised in share-based payment arrangement | shares								80,250	962,500
Share options exercised								$ 582,810	$ 15,467,160
Restricted share units [member]
Disclosure of classes of share capital [line items]
Number of share options exercised in share-based payment arrangement | shares								1,162,575	900,000
Share options exercised								$ 11,940,273	$ 13,321,000
Public Offering [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares								7,000,000	0
Issue of equity								$ 16,232,824	$ 0
Public Offering [Member] | Potential ordinary share transactions [member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares	7,000,000
Par value per share | $ / shares	$ 2.5
Share capital	$ 63,231,700
Share issue related cost	$ 4,272,721
Exercise price | $ / shares	$ 0.001
Option to purchase additional common shares | shares	3,300,000
Public Offering [Member] | Pre-funded Warrant [Member] | Potential ordinary share transactions [member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares	18,300,000
Par value per share | $ / shares	$ 2.499
Private Placement Financing [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares								0	9,450,000
Issue of equity								$ 0	$ 11,964,919
Share issue related cost			$ 1,989,008	$ 1,989,008